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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2003.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
 If amended report check here: [_]

     Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

   Hemenway & Barnes    60 State Street      Boston,         MA           02109
--------------------------------------------------------------------------------
Business Address           (Street)          (City)        (State)        (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-------------------------------    ATTENTION    --------------------------------

       Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2003.

                                 Michael J. Puzo
                                 -----------------------------------------------
                                 (Name of Institutional Investment Manager)


                                 -----------------------------------------------
                                 (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:           Name:                                 13F File No.:
1. Timothy F. Fidgeon                            28-06165                6.
--------------------------------------------     ------------------      ---------------------------------     ----------------
2. Roy A. Hammer                                 28-5798                 7.
--------------------------------------------     ------------------      ---------------------------------     ----------------
3. Lawrence T. Perera                            28-06167                8.
--------------------------------------------     ------------------      ---------------------------------     ----------------
4. Kurt F. Somerville (32)*                      28-10379                9.
--------------------------------------------     ------------------      ---------------------------------     ----------------
5.                                                                       10.
--------------------------------------------     ------------------      ---------------------------------     ----------------

* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1

AS OF:  MARCH 31, 2003                                                   FORM 13F                 SEC FILE # MICHAEL J PUZO\28-06165

    ITEM 1:                      ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER               TITLE OF CLASS      CUSIP      FAIR MARKET    SHARES OR    INVESTMENT    MANAGERS     VOTING AUTHORITY
                                                 NUMBER        VALUE       PRINCIPAL    DISCRETION                 (A)   (B)    (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARED  NONE
ABBOTT LABS                   COMMON STOCK      002824100       264210         7025              xx                       7025

AMGEN INC.                    COMMON STOCK      031162100      1904905        33100              xx                      20800
                                                                                                 xx      32              12300

ANALOG DEVICES, INC.          COMMON STOCK      032654105       602250        21900              xx                      14700
                                                                                                 xx      32               7200

ANALOG DEVICES, INC.          DTD 10/2/2000     032654AD7      1141300      1130000              xx                     805000
                              CONV DEB                                                           xx      32             325000

AUTOMATIC DATA PROCESSING     COMMON STOCK      053015103      1550277        50350              xx                      29950
                                                                                                 xx      32              20400

AVERY DENNISON CORP.          COMMON STOCK      053611109      1120597        19100              xx                      11000
                                                                                                 xx      32               8100

AVON PRODUCTS INC.            COMMON STOCK      054303102       867160        15200              xx                      15200

B P PLC ADR                   COMMON STOCK      055622104      2002667        51896              xx                      29307
                                                                                                 xx      32              22589

BERKSHIRE HATHAWAY INC.       CLASS B           084670207       602634          282              xx                        240
                                                                                                 xx      32                 42

BRISTOL-MYERS SQUIBB CO.      COMMON STOCK      110122108       788656        37324              xx                      19264
                                                                                                 xx      32              18060

CANADIAN NATIONAL RAILWAY     COMMON STOCK      136375102       409168         9560              xx                       6860
CO.                                                                                              xx      32               2700

CISCO SYS INC.                COMMON STOCK      17275R102       405054        31206              xx                      11206
                                                                                                 xx      32              20000

                                                                         PAGE: 2

AS OF:  MARCH 31, 2003                                                   FORM 13F                 SEC FILE # MICHAEL J PUZO\28-06165

    ITEM 1:                      ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER               TITLE OF CLASS      CUSIP      FAIR MARKET    SHARES OR    INVESTMENT    MANAGERS     VOTING AUTHORITY
                                                 NUMBER        VALUE       PRINCIPAL    DISCRETION                 (A)   (B)    (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARED  NONE
COLGATE PALMOLIVE CO.         COMMON STOCK      194162103       381897         7015              xx                       4000
                                                                                                 xx      32               3015

WALT DISNEY COMPANY           COMMON STOCK      254687106       220817        12974              xx                       6294
                                                                                                 xx      32               6680

DOW CHEMICAL CO.              COMMON STOCK      260543103       211106         7646              xx                       5846
                                                                                                 xx      32               1800

DOW JONES & CO. INC.          COMMON STOCK      260561105      2518863        71074              xx                      70674
                                                                                                 xx      32                400

DOW JONES & CO. INC.          CLASS B           260561204      1252379        35338              xx                      35338
                              (RESTRICTED)

E I DU PONT DE NEMOURS & CO.  COMMON STOCK      263534109       307732         7919              xx                       3175
                                                                                                 xx      32               4744

E M C CORP.                   COMMON STOCK      268648102       541664        74919              xx                      46019
                                                                                                 xx      32              28900

EMERSON ELECTRIC CO.          COMMON STOCK      291011104      1106767        24405              xx                      15105
                                                                                                 xx      32               9300

EXXON MOBIL CORP.             COMMON STOCK      30231G102      1475694        42223              xx                      19275
                                                                                                 xx      32              22948

FUEL CELL ENERGY INC.         COMMON STOCK      35952H106        83073        16450              xx                       8750
                                                                                                 xx      32               7700

GENERAL ELECTRIC CO.          COMMON STOCK      369604103      1851249        72598              xx                      41798
                                                                                                 xx      32              30800

GILLETTE COMPANY              COMMON STOCK      375766102       718117        23210              xx                      23210

                                                                         PAGE: 3

AS OF:  MARCH 31, 2003                                                   FORM 13F                 SEC FILE # MICHAEL J PUZO\28-06165

    ITEM 1:                      ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER               TITLE OF CLASS      CUSIP      FAIR MARKET    SHARES OR    INVESTMENT    MANAGERS     VOTING AUTHORITY
                                                 NUMBER        VALUE       PRINCIPAL    DISCRETION                 (A)   (B)    (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARED  NONE
HELMERICH & PAYNE INC.        COMMON STOCK      423452101       269010        10500             xx                        5900
                                                                                                xx       32               4600

HEWLETT-PACKARD CO.           COMMON STOCK      428236103       307299        19762             xx                        6600
                                                                                                xx       32              13162

IGEN INTERNATIONAL INC.       COMMON STOCK      449536101       498114        14075             xx                        9175
                                                                                                xx       32               4900

INTEL CORPORATION             COMMON STOCK      458140100      2155032       132373             xx                       83473
                                                                                                xx       32              48900

JEFFERSON-PILOT CORP.         COMMON STOCK      475070108      2168617        56357             xx                       32229
                                                                                                xx       32              24128

JOHNSON & JOHNSON             COMMON STOCK      478160104      3882093        67083             xx                       40453
                                                                                                xx       32              26630

KOPIN                         COMMON STOCK      500600101       292320        58000             xx                       34500
                                                                                                xx       32              23500

ELI LILLY & CO.               COMMON STOCK      532457108       251460         4400             xx                        1600
                                                                                                xx       32               2800

MCDONALD'S CORP.              COMMON STOCK      580135101       181328        12540             xx                        7340
                                                                                                xx       32               5200

MERCK & CO. INC.              COMMON STOCK      589331107      2455240        44820             xx                       26420
                                                                                                xx       32              18400

MICROSOFT CORP.               COMMON STOCK      594918104      1296833        53566             xx                       16966
                                                                                                xx       32              36600

NOKIA CORP. ADR A             COMMON STOCK      654902204       332387        23725             xx                       15925
                                                                                                xx       32               7800

                                                                         PAGE: 4

AS OF:  MARCH 31, 2003                                                   FORM 13F                 SEC FILE # MICHAEL J PUZO\28-06165

    ITEM 1:                      ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER               TITLE OF CLASS      CUSIP      FAIR MARKET    SHARES OR    INVESTMENT    MANAGERS     VOTING AUTHORITY
                                                 NUMBER        VALUE       PRINCIPAL    DISCRETION                 (A)   (B)    (C)
                                                                            AMOUNT      (A) (B) (C)               SOLE  SHARED  NONE
PEPSICO INC.                  COMMON STOCK      713448108       860560        21514              xx                       7814
                                                                                                 xx      32              13700

PFIZER INC.                   COMMON STOCK      717081103       422592        13562              xx                       6875
                                                                                                 xx      32               6687

PROCTER & GAMBLE CO.          COMMON STOCK      742718109       949095        10658              xx                       4558
                                                                                                 xx      32               6100

SEPRACOR INC.                 COMMON STOCK      817315104       268769        19850              xx                      12950
                                                                                                 xx      32               6900

STATE STREET CORP.            COMMON STOCK      857477103       352611        11148              xx                       6748
                                                                                                 xx      32               4400

3 M COMPANY                   COMMON STOCK      88579Y101      1947589        14978              xx                       7825
                                                                                                 xx      32               7153
AGGREGATE TOTAL:                                            41,219,185